Common Stock - reserved shares of common stock for issuance (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible preferred stock outstanding			2,227,116
Warrants to purchase common stock	272,680	272,680
Options issued and outstanding	1,285,100	607,220	799,469	583,750
Shares available for future stock option grants	496,381	707,250	157,321	397,519
Total		1,587,149	3,183,906
Revision of Prior Period, Adjustment [Member]
Options issued and outstanding	1,285,100	607,220
Total	2,054,161	1,587,150
Previously Reported [Member]
Options issued and outstanding		607,219	799,469